Loans, financing and debentures - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Loans, financing and debentures	R$ 3,428,610	R$ 10,501,387
Interest on financing	911,672	1,541,312
Non-current funding	2,516,938	8,960,075
Non-current
Loans, financing and debentures	87,613,961	90,934,144
Interest on financing
Non-current funding	87,613,961	90,934,144
Borrowings	91,042,571	101,435,531	R$ 77,172,692
Interest on financing	911,672	1,541,312
Non-current funding	90,130,899	99,894,219
2026
Non-current
Loans, financing and debentures	4,642,146
2027
Non-current
Loans, financing and debentures	9,214,872
2028
Non-current
Loans, financing and debentures	8,985,719
2029
Non-current
Loans, financing and debentures	17,455,730
Later than five years and not later than six years
Non-current
Loans, financing and debentures	12,941,881
Later than six years [Member]
Non-current
Loans, financing and debentures	34,369,387
Foreign countries
Current
Current	2,650,605	9,607,427
Non-current
Non-current	70,010,132	73,397,488
Total	72,660,737	83,004,915
Country of domicile
Current
Current	778,005	893,960
Non-current
Non-current	17,603,829	17,536,656
Total	18,381,834	18,430,616
Borrowings	91,042,571	101,435,531
Bonds | Foreign countries
Non-current
Loans, financing and debentures	45,691,405
Bonds | Foreign countries | 2026
Non-current
Loans, financing and debentures	2,968,093
Bonds | Foreign countries | 2027
Non-current
Loans, financing and debentures	4,011,716
Bonds | Foreign countries | 2028
Non-current
Loans, financing and debentures	2,852,225
Bonds | Foreign countries | 2029
Non-current
Loans, financing and debentures	10,018,435
Bonds | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	5,660,739
Bonds | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 20,180,197
Bonds | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%
Current
Current	R$ 368,085	3,229,641
Non-current
Non-current	45,691,405	49,166,804
Total	46,059,490	52,396,445
Panda Bonds (1) | Foreign countries
Non-current
Loans, financing and debentures	948,655
Panda Bonds (1) | Foreign countries | 2026
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | 2027
Non-current
Loans, financing and debentures	948,655
Panda Bonds (1) | Foreign countries | 2028
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | 2029
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Panda Bonds (1) | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.80%
Current
Current	R$ 9,581
Non-current
Non-current	948,655
Total	958,236
Export credits (“export prepayments”) | Foreign countries
Non-current
Loans, financing and debentures	16,983,690
Export credits (“export prepayments”) | Foreign countries | 2026
Non-current
Loans, financing and debentures	1,224,473
Export credits (“export prepayments”) | Foreign countries | 2027
Non-current
Loans, financing and debentures	3,594,061
Export credits (“export prepayments”) | Foreign countries | 2028
Non-current
Loans, financing and debentures	3,583,133
Export credits (“export prepayments”) | Foreign countries | 2029
Non-current
Loans, financing and debentures	4,807,933
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	3,062,507
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 711,583
Export credits (“export prepayments”) | Foreign countries | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.40%
Current
Current	R$ 2,153,304	6,236,806
Non-current
Non-current	16,983,690	16,283,736
Total	19,136,994	22,520,542
Assets Financing | Foreign countries
Non-current
Loans, financing and debentures	269,563
Assets Financing | Foreign countries | 2026
Non-current
Loans, financing and debentures	83,169
Assets Financing | Foreign countries | 2027
Non-current
Loans, financing and debentures	111,553
Assets Financing | Foreign countries | 2028
Non-current
Loans, financing and debentures	68,475
Assets Financing | Foreign countries | 2029
Non-current
Loans, financing and debentures	6,366
Assets Financing | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.30%
Current
Current	R$ 6,479	137,300
Non-current
Non-current	713,766	298,252
Total	720,245	435,552
Assets Financing | Country of domicile
Non-current
Loans, financing and debentures	52,307
Assets Financing | Country of domicile | 2026
Non-current
Loans, financing and debentures	14,092
Assets Financing | Country of domicile | 2027
Non-current
Loans, financing and debentures	19,114
Assets Financing | Country of domicile | 2028
Non-current
Loans, financing and debentures	19,034
Assets Financing | Country of domicile | 2029
Non-current
Loans, financing and debentures	67
Assets Financing | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Assets Financing | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	17.00%
Current
Current	R$ 18,514	18,427
Non-current
Non-current	52,307	56,956
Total	70,821	75,383
ECA - Export Credit Agency | Foreign countries
Non-current
Loans, financing and debentures	713,766
ECA - Export Credit Agency | Foreign countries | 2026
Non-current
Loans, financing and debentures
ECA - Export Credit Agency | Foreign countries | 2027
Non-current
Loans, financing and debentures
ECA - Export Credit Agency | Foreign countries | 2028
Non-current
Loans, financing and debentures
ECA - Export Credit Agency | Foreign countries | 2029
Non-current
Loans, financing and debentures
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 713,766
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.80%
Current
Current	R$ 108,292	7,297
Non-current
Non-current	269,563	769,702
Total	377,855	776,999
IFC - International Finance Corporation | Foreign countries
Non-current
Loans, financing and debentures	5,398,827
IFC - International Finance Corporation | Foreign countries | 2027
Non-current
Loans, financing and debentures	290,300
IFC - International Finance Corporation | Foreign countries | 2028
Non-current
Loans, financing and debentures	1,477,021
IFC - International Finance Corporation | Foreign countries | 2029
Non-current
Loans, financing and debentures	2,400,463
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	R$ 1,231,043
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.60%
Current
Current	R$ (3,046)	(12,051)
Non-current
Non-current	5,398,827	5,858,208
Total	R$ 5,395,781	5,846,157
Others | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current	R$ 7,910	4,210
Non-current
Non-current	4,226	4,455
Total	R$ 12,136	8,665
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.80%
Current
Current	R$ 417
Non-current
Non-current	157,555
Loans, financing and debentures	157,555
Total	157,972
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2026
Non-current
Loans, financing and debentures	4,258
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2027
Non-current
Loans, financing and debentures	8,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2028
Non-current
Loans, financing and debentures	8,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures	8,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures	8,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 119,233
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.70%
Current
Current	R$ 98,893	100,556
Non-current
Non-current	76,811	101,587
Loans, financing and debentures	76,811
Total	175,704	202,143
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2026
Non-current
Loans, financing and debentures	65,250
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2027
Non-current
Loans, financing and debentures	3,651
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2028
Non-current
Loans, financing and debentures	3,651
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2029
Non-current
Loans, financing and debentures	3,651
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures	608
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | Later than six years [Member]
Non-current
Loans, financing and debentures
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.50%
Current
Current	R$ 99,780	94,903
Non-current
Non-current	4,665,467	4,607,102
Loans, financing and debentures	4,665,467
Total	4,765,247	4,702,005
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2026
Non-current
Loans, financing and debentures	80,906
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2027
Non-current
Loans, financing and debentures	161,927
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2028
Non-current
Loans, financing and debentures	159,092
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2029
Non-current
Loans, financing and debentures	144,920
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures	372,599
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 3,746,023
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	17.40%
Current
Current	R$ 251,304	243,223
Non-current
Non-current	663,562	704,825
Loans, financing and debentures	663,562
Total	914,866	948,048
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2026
Non-current
Loans, financing and debentures	198,744
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2027
Non-current
Loans, financing and debentures	35,645
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2028
Non-current
Loans, financing and debentures	35,645
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2029
Non-current
Loans, financing and debentures	35,645
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than five years and not later than six years
Non-current
Loans, financing and debentures	35,645
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 322,238
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.20%
Current
Current	R$ 1,110
Non-current
Non-current	68,998
Loans, financing and debentures	68,998
Total	70,108
BNDES – TR | Country of domicile | BNDES – TR | 2026
Non-current
Loans, financing and debentures	3,161
BNDES – TR | Country of domicile | BNDES – TR | 2027
Non-current
Loans, financing and debentures	4,734
BNDES – TR | Country of domicile | BNDES – TR | 2028
Non-current
Loans, financing and debentures	4,734
BNDES – TR | Country of domicile | BNDES – TR | 2029
Non-current
Loans, financing and debentures	4,734
BNDES – TR | Country of domicile | BNDES – TR | Later than five years and not later than six years
Non-current
Loans, financing and debentures	4,734
BNDES – TR | Country of domicile | BNDES – TR | Later than six years [Member]
Non-current
Loans, financing and debentures	46,901
NCE ("Export Credit Notes") | Country of domicile
Non-current
Loans, financing and debentures	100,000
NCE ("Export Credit Notes") | Country of domicile | 2026
Non-current
Loans, financing and debentures
NCE ("Export Credit Notes") | Country of domicile | 2027
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | 2028
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | 2029
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	17.60%
Current
Current	R$ 3,486	3,027
Non-current
Non-current	100,000	100,000
Total	103,486	103,027
NCR ("Rural producer certificate") | Country of domicile
Non-current
Loans, financing and debentures	2,000,000
NCR ("Rural producer certificate") | Country of domicile | 2026
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | 2027
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | 2028
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | 2029
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	2,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.80%
Current
Current	R$ 39,854	312,652
Non-current
Non-current	2,000,000	2,000,000
Total	2,039,854	2,312,652
Debentures | Country of domicile
Non-current
Loans, financing and debentures	9,819,129
Debentures | Country of domicile | 2026
Non-current
Loans, financing and debentures
Debentures | Country of domicile | 2027
Non-current
Loans, financing and debentures
Debentures | Country of domicile | 2028
Non-current
Loans, financing and debentures	749,193
Debentures | Country of domicile | 2029
Non-current
Loans, financing and debentures
Debentures | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	540,490
Debentures | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 8,529,446
Debentures | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.20%
Current
Current	R$ 264,647	120,931
Non-current
Non-current	9,819,129	9,738,616
Total	10,083,776	R$ 9,859,547
Breakdown by maturity - non-current
Non-current
Loans, financing and debentures	R$ 87,609,735